Condensed Statement of Changes in Shareholders’ Deficit (Unaudited) (Parentheticals) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2021	Jul. 31, 2020
Statement of Stockholders' Equity [Abstract]
Accretion of Class A ordinary shares carrying value to redemption value	$ (17,824,049)
Stockholders' Equity Attributable to Parent		$ 9,672	$ 4,543,927	$ 9,672	$ 0
Sale of 7,250,000 Private Placement warrants	7,226,565
Net loss	(372,974)	$ (9,672)
Issuance of Class B ordinary shares to Sponsor	25,000
Issuance of 143,750 shares to underwriters’ representative	$ 1,437,500